Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Revenue, Net		$ (9,141)	$ (16,435)
Accrued Revenue Receivable			185
Deferred Revenue		17,173	26,367
Amortization of Deferred Gain		601	323
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 146 days
Amortization of Intangible Assets, Total		27
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Finite-Lived Intangible Assets, Net, Ending Balance		1,412
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Deferred Revenue		$ 9,141	$ 16,620